Deferred Tax Assets and Liabilities - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Profit / (Loss)	$ (2,583)	$ 4,946	$ (848)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	710	665	125
Profit / (Loss)	1,901	(4,044)
OCI Gain / (Loss)	(2,066)	4,124
Effect of translation	(14)	(35)
Deferred tax asset (liability), end of period	531	710	665
Deferred tax assets | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	710	665
Deferred tax asset (liability), end of period		710	665
Deferred tax assets | Financial assets measured at fair value through OCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Profit / (Loss)	0	0
OCI Gain / (Loss)	(2,066)	4,124
Effect of translation	0	0
Deferred tax asset (liability), end of period	2,058
Deferred tax assets | Financial assets measured at fair value through OCI | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	4,124	0
Deferred tax asset (liability), end of period		4,124	0
Deferred tax assets | Financial assets at fair value through profit or loss
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	973	517
Profit / (Loss)	(973)	456
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	0	973	517
Deferred tax assets | Financial assets at fair value through profit or loss | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	973	517
Deferred tax asset (liability), end of period		973	517
Deferred tax assets | Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	9,313	5,783	0
Profit / (Loss)	1,588	4,266
OCI Gain / (Loss)	0	0
Effect of translation	(3,986)	(577)
Deferred tax asset (liability), end of period	7,464	9,313	5,783
Deferred tax assets | Tax losses | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	9,862	6,173
Deferred tax asset (liability), end of period		9,862	6,173
Deferred tax assets | Tax benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	699	665	125
Profit / (Loss)	(201)	70
OCI Gain / (Loss)	0	0
Effect of translation	(1)	(36)
Deferred tax asset (liability), end of period	497	699	665
Deferred tax assets | Tax benefits | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	699	665
Deferred tax asset (liability), end of period		699	665
Deferred tax assets | Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Profit / (Loss)	(1,895)	498
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	1,407
Deferred tax assets | Leases | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	3,302	2,804
Deferred tax asset (liability), end of period		3,302	2,804
Deferred tax assets | Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period		80
Profit / (Loss)		(81)
OCI Gain / (Loss)		0
Effect of translation		1
Deferred tax asset (liability), end of period			80
Deferred tax assets | Others | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	0	80
Deferred tax asset (liability), end of period		0	80
Deferred tax assets | Deferred tax assets offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(14,399)	(6,380)	0
Profit / (Loss)	3,382	(9,253)
OCI Gain / (Loss)	0	0
Effect of translation	3,973	577
Deferred tax asset (liability), end of period	(10,895)	(14,399)	(6,380)
Deferred tax assets | Deferred tax assets offset | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(18,250)	(9,574)
Deferred tax asset (liability), end of period		(18,250)	(9,574)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(899)	0	(61)
Profit / (Loss)	682	(902)
OCI Gain / (Loss)	0	0
Effect of translation	13	3
Deferred tax asset (liability), end of period	(204)	(899)	0
Deferred tax liabilities | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(899)	0
Deferred tax asset (liability), end of period		(899)	0
Deferred tax liabilities | Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Profit / (Loss)	2,167	(657)
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(1,684)
Deferred tax liabilities | Leases | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(3,851)	(3,194)
Deferred tax asset (liability), end of period		(3,851)	(3,194)
Deferred tax liabilities | Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(435)	(534)
Profit / (Loss)	295	99
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(140)	(435)	(534)
Deferred tax liabilities | Others | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(435)	(534)
Deferred tax asset (liability), end of period		(435)	(534)
Deferred tax liabilities | Deferred tax assets offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	14,399	6,380	0
Profit / (Loss)	(3,382)	9,253
OCI Gain / (Loss)	0	0
Effect of translation	(3,973)	(577)
Deferred tax asset (liability), end of period	10,895	14,399	6,380
Deferred tax liabilities | Deferred tax assets offset | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	18,250	9,574
Deferred tax asset (liability), end of period		18,250	9,574
Deferred tax liabilities | Assets depreciation and amortization
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(987)	(458)	(61)
Profit / (Loss)	566	(529)
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(421)	(987)	(458)
Deferred tax liabilities | Assets depreciation and amortization | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(987)	(458)
Deferred tax asset (liability), end of period		(987)	(458)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(13,876)	(5,388)
Profit / (Loss)	1,036	(9,068)
OCI Gain / (Loss)	0	0
Effect of translation	3,986	580
Deferred tax asset (liability), end of period	(8,854)	(13,876)	(5,388)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L | After re-presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	$ (13,876)	(5,388)
Deferred tax asset (liability), end of period		$ (13,876)	$ (5,388)